Data Compare Summary (Total)
Run Date - 8/18/2025 6:15:48 PM
Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
Street	1	1,080	0.09%	1,081
City	1	1,080	0.09%	1,081
State	0	1,080	0.00%	1,081
Zip	6	1,080	0.56%	1,081
Borrower First Name	15	1,081	1.39%	1,081
Borrower Last Name	12	1,081	1.11%	1,081
Original Loan Amount	211	1,081	19.52%	1,081
Amortization Term	0	147	0.00%	1,081
Original Interest Rate	9	1,080	0.83%	1,081
Representative FICO	5	1,080	0.46%	1,081
Appraised Value	347	522	66.48%	1,081
Original CLTV	118	1,080	10.93%	1,081
Original LTV	1,066	1,080	98.70%	1,081
Originator Application Date	232	754	30.77%	1,081
Investor: Qualifying Total Debt Ratio	84	816	10.29%	1,081
Coborrower First Name	16	23	69.57%	1,081
Coborrower Last Name	45	55	81.82%	1,081
First Payment Date	0	6	0.00%	1,081
Original P&I	4	6	66.67%	1,081
Property Type	0	6	0.00%	1,081
Lien Position	0	6	0.00%	1,081
Occupancy	0	35	0.00%	1,081
Borrower Middle Name	51	56	91.07%	1,081
Coborrower Middle Name	1	3	33.33%	1,081
MERS Min Number	124	158	78.48%	1,081
Original Term	1	933	0.11%	1,081
Investor: Qualifying Housing Ratio	39	40	97.50%	1,081
Note Date	238	885	26.89%	1,081
LTV Valuation Value	6	509	1.18%	1,081
Original HCLTV	76	129	58.91%	1,081
Other Financing Junior Total Original Loan Amount	60	61	98.36%	1,081
Initial Rate Lock Date	12	101	11.88%	1,081
Line Limit	0	64	0.00%	1,081
Disbursement Date	2	537	0.37%	1,081
Appraisal As-Is Value	62	64	96.88%	1,081
Total	2,844	17,799	15.98%	1,081